Earnings or loss per common share (Tables)	12 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
Earnings or loss per share
Basic earnings or loss per share is calculated by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of common shares outstanding during the year.

	June 30, 2019	June 30, 2018
	$	$

Net loss attributable to shareholders of the Company	(101,494)	(14,060)
Weighted average number of common shares outstanding (in 000's)	134,828	134,506

Basic loss per share	(0.75)	(0.10)

	June 30, 2019	June 30, 2018
	$	$

Net loss attributable to shareholders of the Company	(101,494)	(14,060)

Weighted average number of common shares (in 000's)	134,828	134,506
Dilutive effect of share-based compensation (in 000's)	—	—
Weighted average number of diluted shares outstanding	134,828	134,506

Diluted loss per share	(0.75)	(0.10)